Average Annual Total Returns - Class B - DWS Core Equity VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 01, 1997	15.67%	13.45%	13.23%	20.96%	15.60%	14.01%